Income taxes (Tables)	12 Months Ended
Mar. 31, 2011
Income Tax Disclosure Table

Income tax expense is comprised of the following:

	Years ended March 31,
	2009		2010		2011		2011
	(In millions)
Current income tax expense	Rs.	9,312.1	Rs.	13,656.7	Rs.	22,905.4	US$	514.3
Deferred income tax (benefit) expense*		(1,574.7)		(1,318.3)		(1,207.1)		(27.1)

Income tax expense**	Rs.	7,737.4	Rs.	12,338.4	Rs.	21,698.3	US$	487.2

*	Includes deferred income tax benefits on the amortization of intangible assets of Rs. 1,111.8 million, Rs. 1,281.3 million and Rs.919.1 million for fiscals 2009, 2010 and 2011, respectively.
**	Does not include the deferred tax effects of unrealized gains and losses on available for sale securities that are included in accumulated other comprehensive income of Rs.5,021.8 million, Rs.2,955.3 million and Rs.2,402.1 million for fiscals 2009, 2010 and 2011, respectively.

Reconciliation Of Statutory Federal Tax Rate

The following is the reconciliation of estimated income taxes at the Indian statutory income tax rate to income tax expense as reported:

	Years ended March 31,
	2009		2010		2011		2011
	(In millions)
Net income before taxes	Rs.	22,935.1	Rs.	37,226.2	Rs.	63,225.6	US$	1,419.5
Effective statutory income tax rate		33.99%		33.99%		33.22%		33.22%
Expected income tax expense		7,795.6		12,653.2		21,002.0		471.5
Adjustments to reconcile expected income tax to actual tax expense
Permanent differences:
Stock-based compensation		724.2		1,217.0		1,132.0		25.4
Income exempt from taxes		(845.0)		(1,529.4)		(650.4)		(14.6)
Effect of change in statutory tax rate		—		—		106.2		2.4
Other, net		62.6		(2.4)		108.5		2.5

Income tax expense	Rs.	7,737.4	Rs.	12,338.4	Rs.	21,698.3	US$	487.2

Components of Deferred Tax Assets and Liabilities

The tax effects of significant temporary differences are as follows:

	As of March 31,
	2010		2011		2011
	(In million)
Tax effect of:
Deductible temporary differences:
Allowance for loan losses	Rs.	6,068.8	Rs.	5,935.0	US$	133.3
Unrealized loss on securities available for sale		47.7		2,771.1		62.3
Investments, others		409.7		244.6		5.5
Derivatives		142.5
Employee benefits		1,195.1		1,603.4		36.0
Others		1,768.7		2,148.2		48.2

Deferred tax asset		9,632.5		12,702.3		285.3

Taxable temporary differences:
Property and equipment		1,250.1		993.9		22.3
Loan origination cost		546.6		713.2		16.0
Derivatives		—		148.6		3.3
Intangible assets		3,046.0		2,126.9		47.8

Deferred tax liability		4,842.7		3,982.6		89.4

Net deferred tax (asset) liability	Rs.	(4,789.8)	Rs.	(8,719.7)	US$	(195.9)

Reconciliation Of Unrecognized Tax Benefits

A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

	Year ended March 31,
	2010	2011	2011
	(In millions)
Opening balance	Rs.686.0	Rs.691.3	US$	15.5
Increase/(decrease) related to prior year tax positions	5.3	—		—

Closing balance	Rs.691.3	Rs.691.3	US$	15.5